FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative)	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Working capital deficit	$ 187,888	$ (238,702)